Selected Quarterly Information - Schedule of Unaudited Quarterly Financial Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Quarterly Financial Information Disclosure [Abstract]
Revenue	$ 17,247	$ 13,756	$ 11,742	$ 7,190	$ 7,085	$ 2,630	$ 2,872	$ 2,491	$ 49,935	$ 15,078	$ 2,007
Gross profit	417	(5,126)	(4,764)	(3,564)	(2,780)	(5,294)	(4,470)	(5,258)	(13,037)	(17,802)	(6,115)
Net loss	(32,043)	(42,294)	(26,505)	(20,650)	(19,446)	(15,402)	(17,029)	(16,422)	(121,492)	(68,299)	(49,780)
Net income (loss) attributable to common stockholders, basic	(32,043)	(42,294)	(26,505)	3,387
Net income (loss) attributable to common stockholders, diluted	$ (32,043)	$ (42,294)	$ (26,505)	$ 4,161
Net income (loss) per share attributable to common stockholders, basic	$ (0.75)	$ (3.44)	$ (4.58)	$ 0.77
Net income (loss) per share attributable to common stockholders, diluted	$ (0.75)	$ (3.44)	$ (4.58)	$ 0.74
Net loss attributable to common stockholders, basic and diluted					$ (19,446)	$ (16,666)	$ (25,057)	$ (24,292)	$ (79,324)	$ (85,461)	$ (73,080)
Net loss per share attributable to common stockholders, basic and diluted					$ (21.18)	$ (18.93)	$ (18.93)	$ (30.34)	$ (4.85)	$ (99.58)	$ (100.75)